INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period	$ 82,999,205	$ 110,913,884
Purchases of the period	37,851,983	47,643,458
Production costs	5,318,601	6,503,891
Foreign currency translation	148,610	185,428
Subtotal	126,318,399	165,246,661
Inventories as of the end of the period	(85,021,914)	(109,450,616)
Cost of sales	$ 41,296,485	$ 55,796,045